Equity Capital Structure (Details)						6 Months Ended
	Jun. 25, 2025 USD ($) $ / shares shares	Jun. 20, 2025 USD ($) $ / shares shares	Jun. 18, 2025 USD ($) $ / shares shares	Jun. 17, 2025 USD ($) $ / shares shares	Apr. 14, 2025 USD ($) Vote $ / shares shares	Jun. 30, 2025 USD ($) Vote $ / shares shares	Jun. 30, 2024 USD ($)	Apr. 07, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Sep. 24, 2024 $ / shares shares
Equity Capital Structure [Abstract]
Capital stock, authorized (in shares)						3,900,000,000		3,900,000,000	1,000	1,000
Capital stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred shares, authorized (in shares)								100,000,000
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001
Working capital contribution | $					$ 10,356,450
Common shares, shares issued (in shares)					2,386,731	5,994,731			1,000
Number of votes per share | Vote					1
Number of shares of common stock issued for shares of Company stock (in shares)					1
Number of shares of Company common stock held to receive stock (in shares)					8
Shares issued (in shares)	1,020,000	763,000	860,000	965,000
Offering price (in dollars per share) | $ / shares	$ 3.5	$ 5.25	$ 5.25	$ 5.25
Gross proceeds from issuance of common shares | $	$ 3,600,000	$ 4,000,000	$ 4,500,000	$ 5,100,000
Net proceeds from issuance of common shares | $	$ 3,200,000	$ 3,600,000	$ 4,100,000	$ 4,200,000		$ 17,157,000	$ 0
Common shares, shares outstanding (in shares)					2,386,731	5,994,731			1,000
Series A Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares issued (in shares)					2,000,000	2,000,000
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 25
Preferred shares, par value (in dollars per share) | $ / shares					0.001
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, authorized (in shares)						100,000,000			0
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001
Voting power of preferred share in common shares (in shares)						100,000
Number of votes | Vote						100,000
Liquidation preference rights per share (in dollars per share) | $ / shares						$ 0.001
Shares issued (in shares)					40,000